Form N-1A Cover	Oct. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	TIAA-CREF FUNDS
Entity Central Index Key	0001084380
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Prospectus Date	Mar. 01, 2024
Nuveen Mid Cap Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Nuveen U.S. Equity Funds

Nuveen Mid Cap Growth Fund (the “Fund”)

SUPPLEMENT NO. 1
dated December 20, 2024 to the Summary Prospectus dated March 1, 2024

SUPPLEMENT NO. 6
dated December 20, 2024 to the Statutory Prospectus dated March 1, 2024

Important Notice Regarding Change in Investment Policy

The Board of Trustees of the Fund has approved the following changes to the Fund’s name, its non-fundamental policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (the Fund’s “Name Policy”), and certain other of the Fund’s investment policies, which are expected to go into effect on March 1, 2025:

•	The Fund’s name will be changed from “Nuveen Mid Cap Growth Fund” to “Nuveen Quant Mid Cap Growth Fund.”

•	The Fund’s Name Policy to invest, under normal circumstances, at least 80% of its assets in mid-cap equity securities will change to the following:

Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid-capitalization growth companies.

Nuveen Mid Cap Value Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Nuveen U.S. Equity Funds

Nuveen Mid Cap Value Fund (the “Fund”)

SUPPLEMENT NO. 1

dated December 20, 2024 to the Summary Prospectus dated March 1, 2024

SUPPLEMENT NO. 9

dated December 20, 2024 to the Statutory Prospectus dated March 1, 2024

Important Notice Regarding Change in Investment Policy

The Board of Trustees of the Fund has approved the following change to the Fund’s non-fundamental policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (the Fund’s “Name Policy”), which is expected to go into effect on March 1, 2025:

•	The Fund’s Name Policy to invest, under normal circumstances, at least 80% of its assets in mid-cap equity securities will change to the following:

Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of mid-capitalization value companies.

Nuveen Large Cap Growth Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Nuveen U.S. Equity Funds

Nuveen Large Cap Growth Fund (the “Fund”)

SUPPLEMENT NO. 1

dated December 20, 2024 to the Summary Prospectus dated March 1, 2024

SUPPLEMENT NO. 7

dated December 20, 2024 to the Statutory Prospectus dated March 1, 2024

Important Notice Regarding Change in Investment Policy

The Board of Trustees of the Fund has approved the following change to the Fund’s non-fundamental policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (the Fund’s “Name Policy”), which is expected to go into effect on March 1, 2025:

•	The Fund’s Name Policy to invest, under normal circumstances, at least 80% of its assets in large-cap equity securities will change to the following:

Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization growth companies.

Nuveen Large Cap Value Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Nuveen U.S. Equity Funds

Nuveen Large Cap Value Fund (the “Fund”)
SUPPLEMENT NO. 1
dated December 20, 2024 to the Summary Prospectus dated March 1, 2024

SUPPLEMENT NO. 8
dated December 20, 2024 to the Statutory Prospectus dated March 1, 2024

Important Notice Regarding Change in Investment Policy

The Board of Trustees of the Fund has approved the following change to the Fund’s non-fundamental policy adopted pursuant to Rule 35d-1 under the Investment Company Act of 1940 (the Fund’s “Name Policy”), which is expected to go into effect on March 1, 2025:

•	The Fund’s Name Policy to invest, under normal circumstances, at least 80% of its assets in large-cap equity securities will change to the following:

Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization value companies.